Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Capital Lease Obligations [Abstract]
2019	$ 44,464	¥ 305,710
2020	31,638	217,525
2021	46,161	317,382
2022	14,106	96,990
2023 and thereafter	83,767	575,941
Total minimum lease payments	220,136	1,513,548
Less: amount representing interest	(76,774)	(527,860)
Present value of remaining minimum lease payments	$ 143,362	¥ 985,688